Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

Accounting policies

Cash and cash equivalents include cash in
hand, bank deposits, and short-term highly
liquid investments with original maturity of
three months or less. These are readily
convertible to known amounts of cash and
subject to insignificant risk of changes in fair
value.

Cash and cash equivalent items are mainly
accounted for at amortised cost except for money
market funds that are accounted for at fair value.
Contractually mandatory deposits in escrow bank
accounts, including collateral deposits, are included
as restricted cash and cash equivalents if the
deposits are provided as part of the Group’s
operating activities and therefore are deemed as
held for the purpose of meeting short-term cash
commitments, and the deposits can be released
from the escrow account without undue expenses.

	At 31 December
(in USD million)	2024	2023

Cash at bank available	3,524	2,295
Time deposits	244	1,337
Money market funds	1,278	1,875
Interest-bearing securities	857	2,563
Collateral deposits1)	2,217	1,572

Cash and cash equivalents	8,120	9,641

1) Collateral deposits are related to certain requirements of exchanges where Equinor is trading. The terms and conditions related to these requirements are determined by the respective exchanges.